Basis of presentation - Narrative (Details)	12 Months Ended
	Dec. 31, 2020 USD ($) method branch	Dec. 31, 2019 USD ($) branch	Dec. 31, 2018 USD ($)	Jan. 01, 2020 USD ($)	Dec. 31, 2017 USD ($)
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Number of full-service branches | branch	81
Provision for credit losses on available-for-sale securities	$ 0
Transfer from loans held for sale to loan portfolio	55,766,000	$ 12,259,000	$ 14,732,000
Transfer of from loan portfolio to held for sale	$ 11,483,000	7,891,000	11,888,000
Adjustments for transfers to loans HFS			349,000
Percent of remaining principal allowed to buy back under GNMA optional repurchase programs	100.00%
Lessee, number of finance leases | branch	1
Cumulative effect adjustment of adoption of accounting principle	$ (1,291,382,000)	(762,329,000)	(671,857,000)
Goodwill impairment	0	0
Amounts related to uncertain tax positions	0	0	0
Impairment of long-lived assets	$ 0	0
Number of methods to deliver mortgage loans | method	2
Deposits with Federal Home Loan Banks	$ 12,729,000	11,225,000
FHLB lender risk account guaranty	$ 6,183,000	5,546,000
Lender risk account, contribution percentage	1
Lender risk account, period to release portion of funds not used to cover losses	30 years
Lender risk account, initial fill-up period	5 years
Loans	$ 7,082,959,000	$ 4,409,642,000	3,667,511,000	$ 4,409,642,000
Residential mortgage
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Transfer of from loan portfolio to held for sale	$ 2,116,000
PSUs
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Criteria period	3 years
Franklin Financial Network, Inc.
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Lessee, number of finance leases | branch	1	0
Mortgage Loans
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net gains (losses) from fair value changes of mortgage loans	$ 24,233,000	$ (2,861,000)	(4,539,000)
GNMA
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Transfer of from loan portfolio to held for sale	9,367,000	7,891,000	0
Delinquent GNMA loans that had been previously sold	151,184,000	51,705,000
Residential Mortgage Loans
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Transfer from loans held for sale to loan portfolio	55,766,000	12,259,000	14,732,000
FHLB Cincinnati
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Deposits with Federal Home Loan Banks	$ 12,729,000	11,225,000
Leasehold improvements | Maximum
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Property, plant and equipment, useful life	20 years
Premises
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Property, plant and equipment, useful life	40 years
Furniture and fixtures | Minimum
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Property, plant and equipment, useful life	7 years
Furniture and fixtures | Maximum
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Property, plant and equipment, useful life	10 years
Equipment | Minimum
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Property, plant and equipment, useful life	3 years
Equipment | Maximum
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Property, plant and equipment, useful life	7 years
Retained earnings
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cumulative effect adjustment of adoption of accounting principle	$ (317,625,000)	(293,524,000)	(221,213,000)
Cumulative effect of change in accounting principle
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cumulative effect adjustment of adoption of accounting principle		$ 25,018,000	1,309,000		$ 0
Loans				558,000
Cumulative effect of change in accounting principle | Retained earnings
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cumulative effect adjustment of adoption of accounting principle			$ 1,309,000	$ 25,018,000	$ 109,000